Litigation, regulatory and similar matters (Tables)	6 Months Ended
Jun. 30, 2025
Notes Litigation Regulatory And Similar Matters [Line Items]
Provisions for litigation, regulatory and similar matters, by business division and in Group Items

Provisions for litigation, regulatory and similar matters, by business division and in Group Items
1
USD m
Global Wealth
Management
Personal &
Corporate
Banking

Asset
Management
Investment
Bank
Non-core
and Legacy Group Items UBS Group
Balance as of 31 December 2024 1,271 147 1 266 1,779 139 3,602
Balance as of 31 March 2025 1,318 153 0 293 1,878 209 3,852
Increase in provisions recognized in the income statement 16 0 0 12 227

2
2 256
Release of provisions recognized in the income statement (2) 0 0 (3) (132) 0 (137)
Provisions used in conformity with designated purpose (15) 0 0 (11) (673)

3
(4) (703)
Reclassifications
4
0 0 0 0 44 0 44
Foreign currency translation and other movements 98 14 0 17 10 1 139
Balance as of 30 June 2025 1,415 167 0 308 1,353 207 3,450
1 Provisions, if any, for

the matters described in items 2

and 9 of this Note are recorded

in Global Wealth Management. Provisions,

if any, for the matters

described in items 4, 5, 6, 7,

8, 11 and 12 of this

Note are
recorded in Non-core

and Legacy.

Provisions, if

any, for

the matters described

in item 1

of this Note

are allocated between

Global Wealth

Management, Personal

& Corporate

Banking and Non-core

and Legacy.
Provisions, if any, for the matters described in item 3 of this Note are allocated between the Investment Bank, Non-core and Legacy and Group Items. Provisions, if any, for the matters described in item 10 of this Note are allocated between the Investment Bank

and Non-core and Legacy.

2 Includes a new provision for

the estimated costs of UBS's ongoing

obligations with the US Department of

Justice as described in item 1

of
this Note.

3 Mainly includes provisions used for the resolution reached with the US Department of Justice in the second quarter of 2025 as described in item 1 of this Note.

4 Includes reclassifications from IFRS 3
contingent liabilities to IAS 37 provisions.